Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

The Company generally grants equity awards to our employees in the first fiscal quarter each year, except in the case of equity awards for (i) new hires which are granted within 30 days of an employee’s start date with the Company, and (ii) directors, which receive quarterly equity grants for their service on the Board. We do not have a written policy regarding the timing of equity awards, but we do not grant equity awards in anticipation of the release of material nonpublic information, nor do we time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	The Company generally grants equity awards to our employees in the first fiscal quarter each year, except in the case of equity awards for (i) new hires which are granted within 30 days of an employee’s start date with the Company, and (ii) directors, which receive quarterly equity grants for their service on the Board.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a written policy regarding the timing of equity awards, but we do not grant equity awards in anticipation of the release of material nonpublic information, nor do we time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false